Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

The Company’s prepaid expenses and other current assets consisted of the following as of June 30, 2025, and December 31, 2024:

	June 30,	December 31,
	2025	2024

Vendor prepayments	$24,330	$65,237
VAT recoverable and other current assets	29,873	49,479
Other short-term receivables	536,690	400,000
Prepaid insurance	188,151	42,470
Prepaid expenses	184,467	2,970
Total prepaid expenses and other current assets	$963,511	$560,157